Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 7,421	$ 7,615	$ 6,848
Goodwill	11,707	11,825	11,658
Intangible assets	21,959	26,188	27,586
Derivative financial instruments	157	504	343
Investments in associates and joint ventures	89	103	99
Other investments	833	933	727
Other receivables	515	847	901
Deferred tax assets	2,379	2,189	1,102
Total non-current assets	45,060	50,204	49,264
Current assets
Inventories	2,890	3,035	2,334
Trade and other receivables	5,574	5,009	4,573
Other investments	849	1,230	884
Derivative financial instruments	258	28	27
Income tax receivable	207	524	426
Cash and cash equivalents	4,831	3,324	5,018
Assets held for sale	982	0	0
Total current assets	15,591	13,150	13,262
Total assets	60,651	63,354	62,526
Current liabilities
Current debt	(1,754)	(2,247)	(2,307)
Trade and other payables	(12,841)	(11,641)	(10,486)
Derivative financial instruments	(27)	(24)	(18)
Provisions	(506)	(1,121)	(1,065)
Income tax payable	(1,164)	(1,350)	(1,380)
Current liabilities	(16,292)	(16,383)	(15,256)
Non-current liabilities
Interest-bearing loans and borrowings	(17,359)	(15,560)	(14,501)
Derivative financial instruments	(4)	(4)	(117)
Deferred tax liabilities	(3,286)	(3,995)	(3,956)
Retirement benefit obligations	(2,511)	(2,583)	(2,186)
Provisions	(385)	(347)	(353)
Other payables	(6,770)	(7,840)	(9,488)
Total non-current liabilities	(30,315)	(30,329)	(30,601)
Total liabilities	(46,607)	(46,712)	(45,857)
Net assets	14,044	16,642	16,669
Equity
Share capital	317	317	316
Share premium account	4,427	4,393	4,351
Capital redemption reserve	153	153	153
Merger reserve	448	448	448
Other reserves	1,440	1,428	1,446
Retained earnings	5,683	8,221	8,140
Total equity attributable to owners of parent	12,468	14,960	14,854
Non-controlling interests	1,576	1,682	1,815
Total equity	$ 14,044	$ 16,642	$ 16,669